Stock-Based Compensation (Details) - Schedule of Share Option Plan - $ / shares	9 Months Ended
Sep. 30, 2024
Schedule of Share Option Plan [Abstract]
Number of Options outstanding, Beginning balance	11,326,943
Weighted- Average Exercise price, Beginning balance	$ 0.97
Number of Options, Granted	479,505
Weighted- Average Exercise price, Granted	$ 2.36
Number of Options, Exercised	(992,432)
Weighted- Average Exercise price, Exercised	$ 0.69
Number of Options, Forfeited	(14,451)
Weighted- Average Exercise price, Forfeited	$ 0.8
Number of Options outstanding, Ending balance	10,799,565
Weighted- Average Exercise price, Ending balance	$ 1.06
Number of Options, exercisable	10,093,859
Weighted- Average Exercise price, exercisable	$ 0.97